Derivative financial instruments (Details) - Cash flow hedges $ in Thousands	1 Months Ended
	Aug. 31, 2023 € / MWh tranche agreement	Dec. 31, 2023 USD ($)	Oct. 31, 2023 € / MWh USD ($)
PPA Adelanta
Derivative financial instruments
Positive fair value of derivative financial instrument | $		$ 7,413
Initial fair value of derivative financial instrument | $		3,109	1,815
Negative fair value of derivative financial instrument | $		$ 699
PPA Adelanta | First tranche from March 2024 to June 2025
Derivative financial instruments
Number of purchase price agreements | agreement	4
Number of tranches | tranche	2
Fixed Energy Price | € / MWh	75
PPA Adelanta | Second tranche till June 2033
Derivative financial instruments
Fixed Energy Price | € / MWh	52
PPA EnergyaVM
Derivative financial instruments
Fixed Energy Price | € / MWh			77